Commitments, Guarantees, Charges and Contingent Liabilities (Details)														1 Months Ended			12 Months Ended				130 Months Ended
	Mar. 03, 2025 USD ($)	Feb. 21, 2025 USD ($)	Feb. 20, 2025 USD ($)	Nov. 07, 2024 USD ($)	Jul. 21, 2024 ILS (₪)	Jul. 07, 2023 USD ($)	Jun. 11, 2023 ILS (₪)	Jan. 30, 2023 ILS (₪)	Oct. 20, 2022 USD ($)	Oct. 20, 2022 ILS (₪)	Mar. 29, 2022 USD ($)	Mar. 29, 2022 ILS (₪)	Mar. 27, 2022	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)
Commitments, Guarantees, Charges and Contingent Liabilities [Line Items]
Pledge charge amounts																	$ 688,000		$ 1,788,000
Aggregate amount																	946,000
Bank guarantees amount																	946,000
Revenue																	29,562,000		42,657,000	$ 50,002,000
Percentage of ordinary price													35.00%
Total damages																	70,000	₪ 229,000
Reduced claimed amount (in New Shekels) | ₪										₪ 229,440
Damage claim amount | ₪																		₪ 271,593
Legal counsel																	300,000
Claims personal amount (in New Shekels) | ₪																						₪ 2,500
Excess amount																	12,000,000
Failed to repay amount																			2,500,000,000
Convertible principal amount						$ 500,000	₪ 5,000,000										$ 7,500,000
Convertible rate percentage																	25.00%	25.00%
Trading days																	5 days	5 days
Weighted average price (in Dollars per share) | $ / shares																	$ 15
Incoming revenues																	$ 29,562,000		$ 42,657,000
Amount claim against alleged unlawful termination (in New Shekels) | ₪																		₪ 846,716
Registration amount.																	20,000,000
Settlemnt amount				$ 34,000
Aggregate amount (in New Shekels)					₪ 1,268,000									$ 1,070,000	$ 1,070,000	$ 1,000,000
Severance pay (in New Shekels) | ₪					30,008
Advance notice pay amount. (in New Shekels) | ₪					460,590
Salaries amount (in New Shekels) | ₪					460,590
Bullying amount (in New Shekels) | ₪					230,295
Annual Bonus Amount (in New Shekels) | ₪					76,765
Reimbursement of expenses (in New Shekels) | ₪					₪ 10,233
Top of range [Member]
Commitments, Guarantees, Charges and Contingent Liabilities [Line Items]
Damage claim amount | ₪										₪ 5,440
Bottom of range [Member]
Commitments, Guarantees, Charges and Contingent Liabilities [Line Items]
Damage claim amount									$ 1,480,000
Mr. Maj'haj Avner [Member]
Commitments, Guarantees, Charges and Contingent Liabilities [Line Items]
Claims personal amount (in New Shekels) | ₪																						₪ 50,752
BlackSwan Technologies, Inc [Member]
Commitments, Guarantees, Charges and Contingent Liabilities [Line Items]
Incoming revenues																	$ 6,000,000
Nonadjusting Events After Reporting Period [Member]
Commitments, Guarantees, Charges and Contingent Liabilities [Line Items]
Loss Contingency damages value increased amount (in New Shekels) | ₪								₪ 64,000
Subsequent Event [Member]
Commitments, Guarantees, Charges and Contingent Liabilities [Line Items]
Additional amount			$ 4,500,000
Balance Payment Amount	$ 200,000	$ 400,000																			$ 390,000
Contingent Liabilities [Member]
Commitments, Guarantees, Charges and Contingent Liabilities [Line Items]
Revenue											$ 250,000	₪ 800,000